Note 25 - Commitments and Contingencies - Minimum Contractual Purchase Commitments Obligation Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 14,016
2023	12,202
2024	11,805
2025	13,344
2026	9,088
Thereafter	3,269
Purchase Obligation, Total	$ 63,724